Warrants to Purchase Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
WarrantsToPurchaseCommonStockLineItem [Line Items]
Warrants to Purchase Common Stock

9. Warrants to Purchase Common Stock

As of December 31, 2025, the Company had three classes of common stock warrants outstanding: (i) the Secured Promissory Note Warrants issued in 2023 in connection with the Company’s convertible promissory notes (one of which was issued to TVC, a related party - see Note 8); (ii) the Default Warrants, with respect to which the Company’s obligation to issue the warrants had been triggered by the uncured Event of Default (see Note 8); and (iii) Unsecured Promissory Note Warrants issued in 2023 in connection with an unsecured promissory note issued by the Company to an unrelated third-party investor and subsequently converted into shares of common stock during a prior period. The Secured Promissory Note Warrants and Default Warrants were classified as liabilities as of December 31, 2025 under ASC 815-40 because they entitled holders to a variable number of shares of common stock equal to a specified percentage of the Company’s fully diluted capitalization. The Unsecured Promissory Note Warrants are classified as equity as of March 31, 2026 and December 31, 2025.

During the three months ended March 31, 2026, the Company issued warrants to purchase an aggregate of 4,794,604 shares of common stock at an exercise price of $0.01 per share to two service providers as compensation for services in connection with the planned reverse merger and concurrent equity financing (the “Service Provider Warrants”). The Service Provider Warrants are share-based payments to nonemployees within the scope of ASC 718. The warrants became effective on March 6, 2026 upon execution of the Merger Agreement and automatically lapse on December 31, 2026 if a qualifying merger is not consummated by that date. The warrants are exercisable for cash, by cancellation of indebtedness, or through a cashless net exercise, and contain customary structural anti-dilution adjustments for stock splits, recapitalizations, and similar transactions. The grant-date fair value of the Service Provider Warrants was $20.5 million and was determined using a Black Scholes option pricing model primarily driven by the estimated common stock price of $4.28 per share at the grant date. Because vesting is contingent upon the consummation of the reverse merger, which is not considered probable due to the risks and uncertainty associated with the merger, no compensation cost was recognized for these awards as of March 31, 2026.

During the three months ended March 31, 2026, the Company issued warrants to purchase 36,822 shares of common stock at an exercise price of $5.38 per share to a placement agent as compensation for fundraising efforts in conjunction with the Series A financing (the “Placement Agent Warrants”.) The Company became obligated to issue the warrants upon the closing of the subsequent Series A closing in February 2026 and were formalized in May of 2026. The warrants are exercisable for cash or through cancellation of indebtedness, and contain customary structural anti-dilution adjustments for stock splits, recapitalizations, and similar transactions.

At the date the Placement Agent Warrants became effective and at March 31, 2026, the Company did not have a sufficient number of authorized and unissued common shares available to settle the warrants in shares after considering all other outstanding share-delivery commitments. Although the Company’s board has approved an amendment to the certificate of incorporation to increase the number of authorized common shares, the amendment requires shareholder approval, which was not received as of March 31, 2026. The Company classifies the Placement Agent Warrants as a liability in accordance with ASC 815-40, as share settlement is not considered within the Company’s control when shareholder approval is required to increase authorized shares; and therefore, the warrants do not meet the conditions for equity classification.

Reclassification of Liability-Classified Warrants

In connection with the Series A-I Closing in January and February 2026 (see Note 12) and contemporaneous with the execution of the Merger Agreement, the Company’s outstanding convertible promissory notes and default interest were converted in full into Series A-I and Series A-III redeemable convertible preferred stock. As a result, the underlying share counts of the Secured Promissory Note Warrants and the Default Warrants became fixed at the conversion-date fully diluted capitalization, and the warrants thereafter satisfied the indexation criteria of ASC 815-40-15. The Company recognized a final remeasurement of the fair values of these warrants through earnings as of the reclassification date, and the warrants were reclassified from a liability to additional paid-in capital at their then-current fair value. No further changes in fair value of these warrants are recognized in the condensed statements of operations subsequent to the reclassification date.

Warrants outstanding and warrant activity (reflects the number of common shares as if the warrants were converted to common stock) for the three months ended March 31, 2026 is as follows:

Description	Classification	Exercise Price	Expiration Date	Balance December 31, 2025	Warrants Issued	Warrants Exercised	Warrants Expired	Adjustments (ii)	Balance March 31, 2026
Secured Promissory Note Warrants	Equity (i)	$0.01	3/30/2031	1,601,052	-	-	-	196,525	1,797,577
Default Warrants	Equity (i)	$0.01	3/30/2031	800,526	-	-	-	69,638	870,164
Service Provider Warrants	Liability	$0.01	12/31/2026	-	4,794,604	-	-	-	4,794,604
Placement Agent Warrants	Liability	$5.38	1/12/2031	-	36,822	-	-	-	36,822
Unsecured Promissory Note Warrants	Equity	$0.00	8/24/2034	99,072	-	-	-	-	99,072
				2,500,650	4,831,426	-	-	266,163	7,598,239

(i)	The secured promissory note warrants and default warrants were reclassified to equity upon the conversion to the convertible promissory notes in connection with the Series A-I Closing in January and February 2026.

(ii)	Reflects changes in estimated shares issuable due to changes in the Company’s fully diluted capitalization determined upon the Series A financing. The Secured Promissory Note Warrants and the Default Warrants entitled holders to a specified percentage of fully diluted equity rather than a fixed number of shares prior to their reclassification to equity.

9. Warrants to Purchase Common Stock

Common stock warrants are accounted for in accordance with ASC 815, Derivatives and Hedging - Contracts in Entity’s Own Equity, as either derivative liabilities or equity instruments depending on the specific terms of the warrant agreement. In connection with the issuance of four convertible promissory notes during the year ended December 31, 2023 (see Note 8) (the “Convertible Note Warrants”), the Company issued warrants to each respective noteholder entitling them to receive a variable number of shares of common stock equal to a specified percentage (ranging from 0.5% to 6.0%) of the Company’s fully diluted capitalization, exercisable without cash consideration, each expiring on the 10-year anniversary of its issuance date. One of the four Convertible Note Warrants was issued to TVC, a related party (see Note 8).

Each warrant must be exercised in whole upon full mandatory conversion of the related convertible note and contains only standard anti-dilution adjustments. The convertible note warrants are freestanding financial instruments not within the scope of ASC 480. As the convertible note warrants fail the indexation test, they are precluded from equity classification and are classified as liabilities under ASC 815-40 and measured at fair value each reporting period with changes recognized in the statements of operations.

Default Warrants

As discussed in Note 8, the Event of Default under the Company’s convertible notes entitled the holders to additional warrants to purchase shares of common stock equal to 1.0% and 3.0%, respectively, of the Company’s fully diluted capitalization. As of December 31, 2025, the Default Warrants had not yet been issued; however, the Company’s obligation to issue the warrants had been triggered by the uncured Event of Default. Because the Default Warrants, as contemplated under the note agreements, entitled the holders to a variable number of shares based on a fixed percentage of the Company’s fully diluted capitalization, the warrant obligation failed the indexation criteria under ASC 815-40 and was classified as a liability measured at fair value. The Company recognized the fair value of the Default Warrant obligation of $1.0 million as a component of the change in fair value of warrant liabilities in the accompanying statements of operations for the year ended December 31, 2025. The Company issued 870,164 default warrants in January 2026 in conjunction with the Series A financing (see Note 16).

Pre-funded Warrants

In connection with certain 2025 SAFE financings (refer to Note 10), the Company issued pre-funded warrants to purchase an aggregate of 694,673 shares of common stock at a nominal exercise price of $0.01 per share, in two tranches in April 2025 to entities affiliated with Type One Ventures, a related party (the “Pre-funded Warrants”.) The pre-funded warrants were exercisable for a period of two business days from the respective dates of issuance and contained standard anti-dilution adjustments. The pre-funded warrants do not meet the definition of a derivative under ASC 815 because the initial net investment approximated the value of the underlying shares due to the pre-funded nature of the instruments. Accordingly, the Company evaluated the pre-funded warrants as hybrid instruments containing embedded written call options under ASC 815-40 and concluded that they are indexed to the Company’s own stock and meet the equity classification requirements.

Warrants outstanding and warrant activity (reflects the number of common shares as if the warrants were converted to common stock) for the year ended December 31, 2025 is as follows:

Description	Classification	Exercise Price	Expiration Date	Balance December 31, 2024	Warrants Issued	Warrants Exercised	Warrants Expired	Adjustments (i)	Balance December 31, 2025
Secured Promissory Note Warrants	Liability	$0.01	11/24/2033	1,411,508	-	-	-	89,478	1,500,986
Secured Promissory Note Warrants	Liability	$0.01	12/5/2033	94,101	-	-	-	5,965	100,066
Default Warrants	Liability	$0.01	11/24/2033	-	600,395	-	-	-	600,395
Default Warrants	Liability	$0.01	12/5/2033	-	200,131	-	-	-	200,131
Pre-funded warrants	Equity	$0.01	(ii)	-	694,673	(694,673)	-	-	-
Unsecured Promissory Note Warrants	Equity	$0.00	8/24/2034	99,072	-	-	-	-	99,072
				1,604,681	1,495,199	(694,673)	-	95,443	2,500,650

(i)	Reflects changes in estimated shares issuable due to changes in the Company’s fully diluted capitalization from December 31, 2024 to December 31, 2025. The Secured Promissory Note Warrants entitle holders to a specified percentage of fully diluted equity rather than a fixed number of shares.
(ii)	Pre-funded warrants were exercisable for two business days from date of issuance and were immediately exercised upon issuance.